LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Delaware Bond Fund Supplement Dated November 19, 2020 to the Summary and Statutory Prospectus dated May 1, 2020

This Supplement updates certain information in the Summary and Statutory Prospectus for the LVIP Delaware Bond Fund (the “Fund”). You may obtain copies of the Fund’s Summary or Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Adam H. Brown, Roger A. Early, John P. McCarthy, and Michael G. Wildstein in the Summary and Statutory Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Delaware Diversified Floating Rate Fund Supplement Dated November 19, 2020 to the Summary and Statutory Prospectus dated May 1, 2020

This Supplement updates certain information in the Summary and Statutory Prospectus for the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). You may obtain copies of the Fund’s Summary or Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Adam H. Brown and Roger A. Early in the Summary and Statutory Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

Supplement Dated November 19, 2020

to the Statement of Additional Information dated May 1, 2020

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Delaware Bond Fund and the LVIP Delaware Diversified Floating Rate (the “Funds”). You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Adam H. Brown, Roger A. Early, John P. McCarthy, and Michael G. Wildstein in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE